Subsidiaries (Details)			12 Months Ended
	Sep. 19, 2017	Jan. 13, 2017	Dec. 31, 2017	Dec. 31, 2016
ICICI Lombard General Insurance Company Limited
Disclosure of subsidiaries [line items]
Ownership percentage	9.90%		0.00%	34.60%
Fairfax Africa Holdings Corporation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			64.20%
Proportion of voting rights held in associate			98.80%
Grivalia Properties Real Estate Investment Company S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			52.70%
Brit
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			72.50%
Allied World
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			67.40%
The Pacific Insurance Berhad
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			85.00%
PT Asuransi Multi Artha Guna TBK (AMAG)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			80.00%
Fairfirst Insurance Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			78.00%
Hamblin Watsa Investment Counsel Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Pethealth Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Boat Rocker Media Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			58.20%
Cara
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			40.20%
Proportion of voting rights held in associate			56.70%
Group St-Hubert Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			40.20%
Original Joe's
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			35.90%
Pickle Barrel Restaurants Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			40.20%
The Keg
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			51.00%
Praktiker Hellas Commercial Societe Anonyme
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Sporting Life Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			75.00%
William Ashley China Corporation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Golf Town Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			60.00%
Proportion of voting rights held in associate			100.00%
Fairfax India
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			30.20%	33.60%
Proportion of voting rights held in associate			93.60%
Ownership percentage		30.20%
National Collateral Management Services Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			27.00%
Fairchem Speciality Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			14.70%
Thomas Cook India
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			67.60%
Quess Corp Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			33.10%	42.10%
Sterling Holiday Resorts (India) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			67.60%
Northbridge
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
OdysseyRe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Hudson Insurance
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Crum & Forster
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Zenith National
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Advent
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Polish Re
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Colonnade
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Fairfax Brasil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
SBS Seguros Colombia S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Southbridge Compañía de Seguros Generales S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
La Meridional Compañía Argentina de Seguros S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Bryte Insurance
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
CRC Re
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Wentworth
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Falcon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
TIG Insurance
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
RiverStone UK
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
RiverStone Insurance
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
RiverStone Managing Agency Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Saurashtra Freight Private Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			15.40%
Mosaic Capital
Disclosure of subsidiaries [line items]
Proportion of voting rights held in associate			62.00%
Cara | Group St-Hubert Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Cara | Original Joe's
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			89.20%
Cara | Pickle Barrel Restaurants Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Fairfax India | National Collateral Management Services Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			89.50%
Fairfax India | Fairchem Speciality Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			48.70%
Fairfax India | Saurashtra Freight Private Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			51.00%
Thomas Cook India | Quess Corp Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			49.00%
Thomas Cook India | Sterling Holiday Resorts (India) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%